ACCRUED EXPENSES AND DEFERRED REVENUE (Details 2) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Deferred revenue	$ 1,274	$ 1,306	$ 1,009
Product [Member]
Deferred revenue	121	315	558
Services[Member]
Deferred revenue	$ 1,153	$ 991	$ 451